Document and Entity Information	3 Months Ended
Apr. 30, 2013
Document and Entity Information
Entity Registrant Name	Rally Software Development Corp
Entity Central Index Key	0001313911
Document Type	S-1
Pre-Effective Amendment Number	2
Document Period End Date	Apr. 30, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer